Stock-Based Compensation (Details) - Schedule of Company’s RSU’s - Restricted Stock Units [Member]	9 Months Ended
Sep. 30, 2024 $ / shares shares
Schedule of Company’s RSU’s [Line Items]
Number of RSUs, Beginning Balance | shares	5,442,313
Weighted-Average Grant Date Fair Value, Beginning Balance | $ / shares	$ 5.26
Number of RSUs, Granted | shares	6,235,178
Weighted-Average Grant Date Fair Value, Granted | $ / shares	$ 2.17
Number of RSUs, Vested | shares	(2,141,866)
Weighted-Average Grant Date Fair Value, Vested | $ / shares	$ 4.99
Number of RSUs, Forfeited | shares	(469,199)
Weighted-Average Grant Date Fair Value, Forfeited | $ / shares	$ 3.48
Number of RSUs, Ending Balance | shares	9,066,426
Weighted-Average Grant Date Fair Value, Ending Balance | $ / shares	$ 3.26